Deferred Income Tax asset and liability - Disclosure of temporary difference unused tax losses and unused tax credits explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	S/ (75,712)	S/ (81,899)	S/ 0
Deferred Tax Liability Asset	55,936	165,787
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax Liability Asset	55,936	165,787
Provision for loan portfolio and other provisions [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	261,713	291,634
Tax loss [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	23,686	28,054
Net unrealized losses from fluctuation in investments through other comprehensive income [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	9,853	11,688
Leveling of assets and liabilities [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	7,474	16,357
Deferred service income [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	6,975	7,485
Unrealized loss from derivatives [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	6,407	245
Right-of-use assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	2,787	3,405
Deferred income from indirect credits (stand-by letters) [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	2,272	2,319
Modification of rescheduled loan cash flows [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	731	(7,943)
Recording of past-due and refinanced loans [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	(121,928)	(74,401)
Other
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	24,543	40,593
Amortization of intangible assets net [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(79,773)	(62,213)
Deemed Cost of fixed assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(60,731)	(61,403)
Deferred cost of POS affiliation and registration [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(25,348)	(26,980)
Other deferred liabilities [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(2,725)	(3,053)
Higher value of intangibles generated by business combination, Note 1(d)
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	74,744	80,852
Higher value of property, furniture and equipment and right-of-use generated by business combination, Note 1(d)
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	968	1,047
Total deferred income tax Liability net [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability Asset	75,712	81,899
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax Liability Asset	S/ 75,712	S/ 81,899